UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: September, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.79%)

ADVERTISING – (0.25%)
2,235,400	WPP Group PLC (United Kingdom)	$27,707,696
AUTOMOBILES & COMPONENTS – (1.88%)
3,321,500	Harley-Davidson, Inc.	208,424,125
AUTOMOTIVE RETAIL – (0.24%)
635,000	CarMax, Inc.*	26,485,850
BROADCASTING & CABLE TV – (3.90%)
9,448,000	Comcast Corp., Special Class A*	347,780,880
346,450	Liberty Media Holding Corp. – Capital, Series A*	28,952,827
2,171,643	NTL Inc.	55,181,449
		431,915,156
CAPITAL GOODS – (4.10%)
16,222,264	Tyco International Ltd.	454,061,169
CAPITAL MARKETS – (3.13%)
2,494,060	Ameriprise Financial, Inc.	116,971,414
1,339,355	Julius Baer Holding, Ltd. AG (Switzerland)	133,780,191
1,039,864	Morgan Stanley	75,816,484
330,000	State Street Corp.	20,592,000
		347,160,089
CATALOG RETAIL – (0.32%)
1,732,250	Liberty Media Holding Corp. – Interactive, Series A*	35,303,255
COMMERCIAL BANKS – (6.21%)
1,942,500	Commerce Bancorp, Inc.	71,309,175
17,514,274	HSBC Holdings PLC (United Kingdom)	319,566,439
8,237,120	Wells Fargo & Co.	298,019,002
		688,894,616
COMMERCIAL SERVICES & SUPPLIES – (0.84%)
1,241,000	D&B Corp.*	93,062,590
CONSUMER DURABLES & APPAREL – (0.21%)
328,596	Hunter Douglas NV (Netherlands)	23,042,204
CONSUMER FINANCE – (4.45%)
8,807,800	American Express Co.	493,941,424
CONSUMER SERVICES – (1.36%)
762,500	Apollo Group, Inc., Class A*	37,515,000
5,211,000	H&R Block, Inc.	113,287,140
		150,802,140
DIVERSIFIED FINANCIAL SERVICES – (7.68%)
4,704,189	Citigroup Inc.	233,657,068
10,010,740	JPMorgan Chase & Co.	470,104,350
2,265,600	Moody’s Corp.	148,124,928
		851,886,346

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continue0d)

ENERGY – (10.92%)
7,350,660	ConocoPhillips	$437,584,790
3,720,842	Devon Energy Corp.	234,971,172
3,176,200	EOG Resources, Inc.	206,611,810
5,081,600	Occidental Petroleum Corp.	244,475,776
1,188,000	Transocean Inc.*	86,997,240
		1,210,640,788
FOOD & STAPLES RETAILING – (5.66%)
8,095,500	Costco Wholesale Corp.	402,022,530
4,573,000	Wal-Mart Stores, Inc.	225,540,360
		627,562,890
FOOD, BEVERAGE, & TOBACCO – (6.97%)
6,307,500	Altria Group, Inc.	482,839,125
7,503,630	Diageo PLC (United Kingdom)	132,556,337
2,232,650	Heineken Holding NV (Netherlands)	87,736,204
1,304,800	Hershey Co.	69,741,560
		772,873,226
HEALTH CARE EQUIPMENT & SERVICES – (2.30%)
1,610,000	Cardinal Health, Inc.	105,841,400
2,633,500	Caremark Rx, Inc.	149,240,445
		255,081,845
HOMEFURNISHING RETAIL – (0.56%)
1,608,000	Bed Bath & Beyond Inc.*	61,514,040
HOME IMPROVEMENT RETAIL – (0.47%)
1,856,000	Lowe’s Cos, Inc.	52,079,360
HOUSEHOLD & PERSONAL PRODUCTS – (1.49%)
1,379,000	Avon Products, Inc.	42,280,140
1,987,000	Procter & Gamble Co.	123,154,260
		165,434,400
INSURANCE BROKERS – (0.65%)
2,112,700	Aon Corp.	71,557,149
INTERNET RETAIL – (0.86%)
1,956,000	Amazon.com, Inc.*	62,836,500
722,500	Expedia, Inc.*	11,328,800
722,500	IAC/InterActiveCorp*	20,793,550
		94,958,850
LIFE & HEALTH INSURANCE – (0.47%)
658,000	Principal Financial Group, Inc.	35,716,240
400,000	Sun Life Financial Inc. (Canada)	16,428,000
		52,144,240

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MATERIALS – (3.70%)
1,339,500	BHP Billiton PLC (United Kingdom)	$23,123,886
930,600	Martin Marietta Materials, Inc.	78,747,372
477,500	Rio Tinto PLC (United Kingdom)	22,592,578
3,941,700	Sealed Air Corp.	213,324,804
924,100	Vulcan Materials Co.	72,310,825
		410,099,465
MOVIES & ENTERTAINMENT – (1.66%)
9,362,500	News Corp., Class A	183,973,125
MULTI-LINE INSURANCE – (6.35%)
7,265,325	American International Group, Inc.	481,400,435
5,874,000	Loews Corp.	222,624,600
		704,025,035
PROPERTY & CASUALTY INSURANCE – (5.81%)
3,497	Berkshire Hathaway Inc., Class A*	335,012,600
6,366	Berkshire Hathaway Inc., Class B*	20,205,684
576,800	Chubb Corp.	29,970,528
21,700	Markel Corp.*	8,911,322
10,212,800	Progressive Corp. (Ohio)	250,622,112
		644,722,246
PUBLISHING – (1.08%)
483,300	Gannett Co., Inc.	27,465,939
1,282,459	Lagardere S.C.A. (France)	92,532,091
		119,998,030
REINSURANCE – (0.93%)
1,708,400	Transatlantic Holdings, Inc.	103,204,444
SOFTWARE & SERVICES – (3.53%)
3,575,500	Iron Mountain Inc.*	153,531,970
8,718,000	Microsoft Corp.	238,175,760
		391,707,730
TECHNOLOGY HARDWARE & EQUIPMENT – (1.45%)
2,924,000	Dell Inc.*	66,725,680
1,850,000	Hewlett-Packard Co.	67,876,500
1,325,000	Nokia Oyj, ADR (Finland)	26,089,250
		160,691,430
TELECOMMUNICATION SERVICES – (1.55%)
2,321,000	SK Telecom Co., Ltd., ADR (South Korea)	54,845,230
6,853,000	Sprint Nextel Corp.	117,528,950
		172,374,180
THRIFT & MORTGAGE FINANCE – (3.26%)
4,684,600	Golden West Financial Corp.	361,885,350

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (1.55%)
19,037,940	China Merchants Holdings International Co., Ltd. (Hong Kong)	$55,960,520
13,529,500	Cosco Pacific Ltd. (Hong Kong)	27,056,742
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	36,103,175
740,500	United Parcel Service, Inc., Class B	53,271,570
		172,392,007

Total Common Stock – (identified cost $6,850,916,503)	10,621,606,490

CONVERTIBLE BONDS – (0.31%)

TELECOMMUNICATION SERVICES – (0.31%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $19,200,000)	34,272,000

SHORT TERM INVESTMENTS – (3.75%)

COMMERCIAL PAPER – (0.22%)
24,745,000	Three Pillars Funding Corp., 5.37%, 10/02/06, 144A (b)
	(identified cost $24,745,000)	24,745,000

REPURCHASE AGREEMENTS – (3.53%)
67,817,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $67,847,235
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%, 05/01/35-07/01/35, total market
	value $69,173,340)	67,817,000
76,294,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $76,328,332
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.00%, 03/15/13-10/25/36,
	total market value $77,819,880)	76,294,000
84,771,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $84,808,794
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, 0.00%, 10/15/13-01/15/21, total market
	value $86,466,420)	84,771,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2006 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

REPURCHASE AGREEMENTS – (Continued)
$84,771,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	5.37%, 10/02/06, dated 09/29/06, repurchase value of $84,808,935
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36,
	total market value $86,466,420)	$84,771,000
77,437,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $77,471,524
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-8.00%, 12/01/07-08/01/36, total market
	value $78,985,740)	77,437,000

Total Repurchase Agreements – (identified cost $391,090,000)	391,090,000

Total Short Term Investments – (identified cost $415,835,000)	415,835,000

Total Investments – (99.85%) – (identified cost $7,285,951,503) – (a)	11,071,713,490
Other Assets Less Liabilities – (0.15%)	16,731,268
Net Assets – (100.00%)	$11,088,444,758

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)     Aggregate cost for Federal Income Tax purposes is $7,290,151,920. At September 30, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$3,889,354,068
Unrealized depreciation	(107,792,498)
Net unrealized appreciation	$3,781,561,570

(b)    These securities are subject to Rule 144A. These securities amounted to $24,745,000 or 0.22% of the Fund’s net assets as of September 30, 2006.

(c)    Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the nine months ended September 30, 2006. The Fund did not have any affiliated companies as of September 30, 2006.

Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2005	Gross Additions	Gross Reductions	Shares September 30, 2006	Dividend Income

Centerpoint Properties Trust (d)	2,938,388	–	2,938,388	–	$1,359,004

(d)	Not an affiliate as of September 30, 2006.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.79%)

ADVERTISING – (1.42%)
31,800	WPP Group PLC, ADR (United Kingdom)	$1,962,378
AUTOMOBILES & COMPONENTS – (3.03%)
66,700	Harley-Davidson, Inc.	4,185,425
AUTOMOTIVE RETAIL – (1.59%)
66,650	Advance Auto Parts, Inc.	2,195,451
BROADCASTING & CABLE TV – (3.12%)
86,300	DIRECTV Group, Inc.*	1,698,384
103,002	NTL Inc.	2,617,281
		4,315,665
CAPITAL GOODS – (3.86%)
40,000	American Standard Cos, Inc.	1,678,800
29,200	Franklin Electric Co., Inc.	1,548,768
600	Tae Young Corp. (South Korea)	31,767
74,300	Tyco International Ltd.	2,079,657
		5,338,992
CAPITAL MARKETS – (4.83%)
158,500	E*TRADE Financial Corp.*	3,791,320
5,600	Julius Baer Holding, Ltd. AG (Switzerland)	559,351
23,100	Legg Mason, Inc.	2,329,866
		6,680,537
COMMERCIAL BANKS – (3.26%)
118,316	Anglo Irish Bank Corp. PLC (Ireland)	1,944,398
69,900	Commerce Bancorp, Inc.	2,566,029
		4,510,427
COMMERCIAL SERVICES & SUPPLIES – (0.43%)
7,900	D&B Corp.*	592,421
COMPUTER & ELECTRONICS RETAIL – (0.09%)
6,300	RadioShack Corp.	121,590
CONSUMER DURABLES & APPAREL – (8.85%)
138,700	Blount International, Inc.*	1,389,774
102,400	Garmin Ltd.	4,994,048
54,177	Hunter Douglas NV (Netherlands)	3,799,065
19,000	Mohawk Industries, Inc.*	1,414,550
23,100	Toll Brothers, Inc.*	648,648
		12,246,085
CONSUMER FINANCE – (0.44%)
8,700	First Marblehead Corp.	602,562
CONSUMER SERVICES – (1.66%)
46,700	Apollo Group, Inc., Class A*	2,297,173

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

DEPARTMENT STORES – (1.74%)
15,200	Sears Holdings Corp.*	$2,402,968
DIVERSIFIED FINANCIAL SERVICES – (2.01%)
28,713	Pargesa Holding S.A., Bearer Shares (Switzerland)	2,776,122
ENERGY – (2.95%)
32,600	Tenaris S.A., ADR (Luxembourg)	1,153,388
40,000	Transocean Inc.*	2,929,200
		4,082,588
FOOD & STAPLES RETAILING – (0.74%)
20,500	Costco Wholesale Corp.	1,018,030
FOOD, BEVERAGE & TOBACCO – (3.03%)
23,625	Heineken Holding NV (Netherlands)	928,389
900	Lotte Chilsung Beverage Co., Ltd. (South Korea)	1,220,291
1,200	Lotte Confectionery Co., Ltd. (South Korea)	1,463,461
6,970	Nong Shim Holdings Co., Ltd. (South Korea)	581,908
		4,194,049
GENERAL MERCHANDISE STORES – (0.50%)
12,500	Target Corp.	690,625
HEALTH CARE EQUIPMENT & SERVICES – (5.20%)
26,200	Cardinal Health, Inc.	1,722,388
28,200	IDEXX Laboratories, Inc.*	2,567,328
42,900	Zimmer Holdings, Inc.*	2,895,750
		7,185,466
HOMEFURNISHING RETAIL – (0.78%)
28,200	Bed Bath & Beyond Inc.*	1,078,791
HOME IMPROVEMENT RETAIL – (0.47%)
23,200	Lowe’s Cos, Inc.	650,992
HOUSEHOLD & PERSONAL PRODUCTS – (0.69%)
1,738	Amorepacific Corp.* (South Korea)	808,158
1,061	Pacific Corp. (South Korea)	145,235
		953,393
INSURANCE BROKERS – (2.92%)
101,200	Brown & Brown, Inc.	3,092,672
33,700	Marsh & McLennan Cos, Inc.	948,655
		4,041,327
INTERNET RETAIL – (5.28%)
208,000	Expedia, Inc.*	3,261,440
177,500	Netflix Inc.*	4,034,575
		7,296,015

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

LIFE & HEALTH INSURANCE – (2.17%)
14,500	AFLAC Inc.	$663,520
82,300	Power Corp. of Canada (Canada)	2,343,645
		3,007,165
MATERIALS – (2.44%)
16,800	Sealed Air Corp.	909,216
32,500	Sigma-Aldrich Corp.	2,458,950
		3,368,166
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.04%)
18,380	Fisher Scientific International Inc.*	1,438,051
PROPERTY & CASUALTY INSURANCE – (6.92%)
37,400	Ambac Financial Group, Inc.	3,094,850
11,559	Cincinnati Financial Corp.	555,526
11,255	Markel Corp.*	4,621,978
21,200	MBIA Inc.	1,302,528
		9,574,882
PUBLISHING – (2.89%)
55,400	Lagardere S.C.A. (France)	3,997,225
REINSURANCE – (1.98%)
7,200	Everest Re Group, Ltd.	702,216
11,900	RenaissanceRe Holdings Ltd.	661,640
22,775	Transatlantic Holdings, Inc.	1,375,838
		2,739,694
SOFTWARE & SERVICES – (6.05%)
174,773	Convera Corp., Class A*	919,306
15,900	First Data Corp.	667,800
43,900	Fiserv, Inc.*	2,067,251
37,700	Iron Mountain Inc.*	1,618,838
113,500	Microsoft Corp.	3,100,820
		8,374,015
SPECIALTY STORES – (3.51%)
38,800	Office Depot, Inc.*	1,540,360
100,000	Tiffany & Co.	3,320,000
		4,860,360
TECHNOLOGY HARDWARE & EQUIPMENT – (6.01%)
67,200	Agilent Technologies, Inc.*	2,196,768
31,000	Lexmark International, Inc., Class A*	1,787,460
131,600	Molex Inc., Class A	4,325,692
		8,309,920

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (3.61%)
29,600	American Tower Corp., Class A*	$1,080,400
547,700	Covad Communications Group, Inc.*	816,073
23,500	SK Telecom Co., Ltd., ADR (South Korea)	555,305
148,300	Sprint Nextel Corp.	2,543,345
		4,995,123
THRIFT & MORTGAGE FINANCE – (2.28%)
40,900	Golden West Financial Corp.	3,159,525

Total Common Stock – (identified cost $101,836,817)	135,243,198

CONVERTIBLE BONDS – (1.42%)

TELECOMMUNICATION SERVICES – (1.42%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,100,000)	1,963,500

SHORT TERM INVESTMENTS – (0.85%)

203,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $203,091
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%, 05/01/35-07/01/35,
	total market value $207,060)	203,000
228,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $228,103
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.00%, 03/15/13-10/25/36,
	total market value $232,560)	228,000
254,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $254,113
	(collateralized by: U.S. Government agency obligations
	in a pooled cash account, 0.00%, 10/15/13-01/15/21,
	total market value $259,080)	254,000
254,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $254,114
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36,
	total market value $259,080)	254,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2006 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

$231,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $231,103
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-8.00%, 12/01/07-08/01/36,
	total market value $235,620)	$231,000

Total Short Term Investments – (identified cost $1,170,000)	1,170,000

Total Investments – (100.06%) – (identified cost $104,106,817) – (a)	138,376,698
Liabilities Less Other Assets – (0.06%)	(83,340)
Net Assets – (100.00%)	$138,293,358

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $105,280,439. At September 30, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$35,918,797
Unrealized depreciation	(2,822,538)
Net unrealized appreciation	$33,096,259

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

September 30, 2006 (Unaudited)

Principal	Security	Value
FANNIE MAE – (5.32%)
$500,000	2.41%, 11/28/06	$497,785
210,000	2.28%, 12/11/06	209,570
2,500,000	4.00%, 12/20/06 (d)	2,491,829
150,000	3.50%, 12/22/06	149,373
150,000	3.50%, 12/28/06	149,341
250,000	3.125%, 12/29/06	248,640
1,080,000	3.48%, 12/29/06 (d)	1,074,965
500,000	3.51%, 01/05/07	498,324
100,000	2.54%, 01/12/07	99,179
200,000	4.00%, 02/28/07	198,893
20,000	7.125%, 03/15/07	20,160
15,000	5.25%, 04/15/07	14,992
250,000	3.375%, 05/15/07	247,073
250,000	3.45%, 09/14/07	245,862

	Total FANNIE MAE – (identified cost $6,145,986)	6,145,986

FEDERAL FARM CREDIT BANK – (4.33%)
5,000,000	5.18%, 11/13/06 (b)(identified cost $4,999,910)	4,999,910

FEDERAL HOME LOAN BANK – (24.59%)
100,000	3.00%, 10/19/06	99,840
500,000	2.375%, 10/30/06	498,793
2,000,000	4.30%, 10/30/06	1,999,043
195,000	4.50%, 11/03/06	194,841
5,000,000	4.99%, 11/09/06 (b)	5,000,000
500,000	4.52%, 11/13/06	499,385
500,000	2.75%, 11/15/06	498,478
500,000	4.875%, 11/15/06	499,781
160,000	5.15%, 11/16/06	159,967
200,000	3.53%, 12/01/06	199,338
1,000,000	3.625%, 12/08/06	997,619
275,000	2.335%, 12/18/06	273,230
400,000	3.25%, 12/26/06 (d)	397,976
625,000	3.06%, 12/28/06	621,684
1,075,000	3.15%, 12/28/06	1,069,523
1,000,000	2.365%, 01/16/07	991,314
100,000	2.50%, 01/19/07	99,057
800,000	4.25%, 01/26/07	797,916
1,000,000	2.74%, 02/02/07	990,550

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

September 30, 2006 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$225,000	5.20%, 02/05/07	$224,879
500,000	3.125%, 02/14/07	495,477
300,000	3.375%, 02/23/07	297,662
1,000,000	4.80%, 02/26/07	999,202
1,000,000	2.70%, 05/04/07	984,981
500,000	4.00%, 05/10/07 (d)	496,251
7,000,000	5.065%, 07/05/07 (b)	7,000,000
160,000	4.625%, 07/18/07	159,171
450,000	3.30%, 08/10/07	442,427
710,000	5.45%, 08/17/07	711,047
700,000	4.875%, 08/22/07	697,621

	Total Federal Home Loan Bank – (identified cost $28,397,053)	28,397,053

FREDDIE MAC – (15.30%)
2,000,000	2.75%, 10/15/06	1,998,205
500,000	3.00%, 11/17/06	498,604
525,000	3.50%, 11/17/06 (c)	523,855
400,000	2.625%, 11/28/06	398,131
500,000	2.875%, 12/15/06	497,630
100,000	2.50%, 12/19/06	99,361
500,000	3.20%, 12/22/06	497,504
100,000	6.704%, 01/09/07	100,340
1,000,000	4.72%, 01/12/07	998,614
300,000	2.75%, 01/30/07	297,439
3,716,000	2.375%, 02/15/07	3,672,319
1,260,000	4.875%, 03/15/07	1,257,570
2,000,000	5.05%, 03/15/07	1,997,052
400,000	2.70%, 03/16/07	395,310
1,490,000	4.125%, 04/02/07	1,481,280
300,000	3.75%, 04/15/07	297,476
2,550,000	4.50%, 04/18/07	2,538,827
125,000	3.30%, 09/14/07	122,722

	Total FREDDIE MAC – (identified cost $17,672,239)	17,672,239

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

September 30, 2006 (Unaudited)

Principal	Security	Value
REPURCHASE AGREEMENTS – (50.23%)

$10,061,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $10,065,486 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	5.00%, 05/01/35-07/01/35, total market value $10,262,220)	$10,061,000
11,318,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $11,323,093 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	0.00%-6.00%, 03/15/13-10/25/36, total market value $11,544,360)	11,318,000
12,576,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $12,581,607 (collateralized
	by: U.S. Government agency obligations in a pooled cash account,
	0.00%, 10/15/13-01/15/21, total market value $12,827,520)	12,576,000
12,576,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%
	10/02/06, dated 09/29/06, repurchase value of $12,581,628 (collateralized
	by: U.S. Government agency mortgages and obligations in a pooled
	cash account, 5.25%-6.599%, 04/18/16-09/01/36, total market
	value $12,827,520)	12,576,000
11,488,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%
	10/02/06, dated 09/29/06, repurchase value of $11,493,122 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.50%-8.00%, 12/01/07-08/01/36, total market value $11,717,760)	11,488,000

	Total Repurchase Agreements – (identified cost $58,019,000)	58,019,000

Total Investments – (99.77%) – (identified cost $115,234,188) – (a)	115,234,188
Other Assets Less Liabilities – (0.23%)	262,098
Net Assets – (100%)	$115,496,286

(a)	Aggregate cost for Federal Income Tax purposes is $115,234,188.

(b)    The interest rates on floating rate securities, shown as of September 30, 2006, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)	The interest rates on variable rate securities represents the current rate as of September 30, 2006.

(d)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 27, 2006

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 27, 2006